INVESTMENTS IN ASSOCIATES (Details 2 Parenthetical) $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 09, 2023 USD ($) shares	Jan. 09, 2023 CLP ($) shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ARS ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ARS ($) shares	Dec. 31, 2023 CLP ($) shares
Parque Eólico Ovejera Sur SpA [member] | Arauco Bioenergía SpA [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates						$ 222,000		$ 185,000
Investment in shares of associates made during the period | shares						185	185	185
Agrícola Fresno [Membe] | Forestal Arauco S.A. [member]
Statement [Line Items]
Investment in shares of associates made during the period | shares			266,204
Non monetary assets transferred to associates in consideration for acquiring interest in associates | $			$ 1,509,000
Agrícola Fresno [Membe] | Agricola San Carlos SpA [Member]
Statement [Line Items]
Investment in shares of associates made during the period | shares			35,556
Falcão MS SPE S.A., [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates				$ 23,553,000	$ 116,742
Falcão MS SPE S.A., [Member] | Arauco Participaes Florestais Ltda [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates				$ 11,395,000	$ 63,488	$ 23,553,000	$ 116,742
Investment in shares of associates made during the period | shares				63,488,424	63,488,424	116,741,636	116,741,636	116,741,636
E2E SpA. [Member] | Maderas Arauco S.A. [member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	$ 5,254,000	$ 4,446,808
Investment in shares of associates made during the period | shares	4,446,808	4,446,808
Agricola San Carlos SpA [Member] | Forestal Arauco S.A. [member]
Statement [Line Items]
Proportion of ownership interest in joint venture			50.00%
TreeCo, Inc. [Member] | Arauco Venture Limited [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates | $				$ 11,000,000
Proportion of ownership interest in joint venture						51.1278%	51.1278%	51.1278%
Consideration transferred, acquisition-date fair value | $						$ 48,900,000
TreeCo, Inc. [Member] | Arauco Venture Limited [Member] | Capitalization Of Loan Receivable [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates | $				1,770,000
TreeCo, Inc. [Member] | Arauco Venture Limited [Member] | Cash 1 [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates | $				$ 9,230